Investment in Affiliate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments In And Advances To Affiliates [Line Items]
Transfer of equity in other comprehensive loss of affiliate to "Loss on investment in affiliate"	$ 13,779	$ 0	$ 0
Loss on investment in affiliate	$ 206,835	$ 8,840,343	$ 8,620,372
Box Ships Inc.
Investments In And Advances To Affiliates [Line Items]
Number of shares in affiliate held by the Company		3,437,500
Percentage of ownership in Box Ships	0.00%	11.00%
Number of shares sold	3,437,500
Average Share Price	$ 0.8542